SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - Public Warrants [Member] - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Public warrants shares	35,540,380	35,540,380
Public warrants per half share	$ 5.75	$ 5.75